Note 4 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

4. Property and Equipment, Net

Property and equipment, net, consisted of the following as of December 31, 2014 and 2013 (in thousands):

	Life	December 31,
	(in years)	2014	2013
Medical equipment	5	$367	$277
Computer equipment	3	39	32
Furniture and fixtures	7	13	13
		419	322
Less: Accumulated depreciation and amortization		(232)	(194)
Property and equipment, net		$187	$128

Depreciation and amortization expense for the years ended December 31, 2014 and 2013 was $56,000 and $66,000, respectively.